Prepaid Expenses	12 Months Ended
Jun. 30, 2022
Disclosure Of Prepaid Expenses [Abstract]
Prepaid Expenses
Note 10 - Prepaid Expenses

	June 30, 2022 $’000	June 30, 2021 $’000
Prepaid expenses	4,873	918

Prepaid expenses reflect the monies paid for operating expenses to be expensed over the committed term. The $4.9 million at
June 30, 2022 is primarily related to the prepaid premium for director and officer liability insurance.